UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-07672

          BlackRock New York Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Investment Quality Municipal Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—137.6%
			New York—126.9%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	$ 95		7.00%, 5/01/25	05/15 @ 102	$ 93,797
NR	60		7.00%, 5/01/35	05/15 @ 102	58,306
AAA	1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,019,730
			Dorm. Auth.,
AAA	1,000	[3]	Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,059,770
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	781,868
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,039,680
Ba1	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,056,470
AAA	1,005		St. Univ. Edl. Fac. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,119,399
A+	1,000		Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,083,450
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,225,055
AAA	1,000	[3]	Nassau Cnty., GO, Ser. U, 5.25%, 11/01/06, AMBAC	11/06 @ 102	1,050,680
			New York City, GO,
A+	890	[3]	Ser. A, 6.00%, 5/15/10	N/A	1,006,038
A+	110		Ser. A, 6.00%, 5/15/30	05/10 @ 101	123,665
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05 @ 101	1,012,830
A+	1,000	[3]	Ser. I, 5.875%, 3/15/06	N/A	1,034,260
AA	1,000		New York City Hsg. Dev. Corp. Multi-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,047,760
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A3	1,000		6.00%, 1/01/08	08/05 @ 101	1,013,110
A3	1,000		6.10%, 1/01/09	08/05 @ 101	1,013,150
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,049,520
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,050,980
			New York City Transl. Fin. Auth., Ser. B,
AAA	815	[3]	6.00%, 5/15/10	N/A	923,199
AAA	185	[3]	6.00%, 5/15/10	N/A	209,561
AAA	1,000	[3,4]	6.00%, 5/15/10	N/A	1,132,760
Caa2	1,000		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	08/05 @ 100	1,002,670
AAA	2,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,122,500
AAA	1,000		Triborough Brdg. & Tunl. Auth. New York Revs., Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	1,042,240

					25,372,448

			Puerto Rico—10.7%
BBB	500		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	521,505
			Pub. Fin. Corp., Ser. E,
Aaa	745	[3]	5.50%, 2/01/12	N/A	829,513
BBB-	255		5.50%, 8/01/29	02/12 @ 100	276,688
BBB	500		Public Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	517,425

					2,145,131

			Total Long-Term Investments (cost $25,777,037)		27,517,579

1

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	SHORT-TERM INVESTMENTS—8.0%
	Money Market Funds—8.0%
1,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,000,000
600	SSgA Tax Free Money Mkt. Fund	600,000

	Total Short-Term Investments (cost $1,600,000)	1,600,000

	Total Investments—145.6% (cost $27,377,0375)	29,117,579
	Other assets in excess of liabilities—3.4%	687,978
	Preferred stock at redemption value, including dividends payable—(49.0)%	(9,803,289)

	Net Assets Applicable to Common Shareholders—100%	$20,002,268

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $114,543 on 5 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $554,922, with an unrealized gain of $1,592.
[5]	Cost for Federal income tax purposes is $27,380,308. The net unrealized appreciation on a tax basis is $1,737,271, consisting of $1,737,271 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
GO	—	General Obligation	FSA	—	Financial Security Assurance

See Notes to Financial Statements.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock New York Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005